Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 16, 2013	Jun. 12, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock issuance cost			$ (109)	$ (293)	$ (476)	$ (660)
Private Placement [Member] | Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock issued		$ 50,000
Preferred stock issuance cost	$ 1,290
Private Placement [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock dividend rate	6.00%
Preferred stock conversion price per share			$ 4.39
Convertible preferred stock, shares issued upon conversion			228
Convertible preferred stock, stock price trigger			$ 7.98
Convertible preferred stock, Description of Conversion			The preferred stock will be convertible at the election of the holders into shares of the Company’s common stock at an initial conversion price of $4.39 per share which would result in a conversion ratio of approximately 228 shares of common stock for each share of preferred stock. The preferred stock is convertible at the election of the Company five years after its issuance or at any time if the Company’s common stock closes at or above $7.98 per share for at least 20 consecutive trading days.
Convertible preferred stock, stagnation period for conversion			5 years
Convertible preferred stock, consecutive trading days			20 days
Convertible preferred stock, liquidation preference per share			$ 1,000